UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-07239

Name of Registrant:	VANGUARD HORIZON FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2004

Item 1:	Schedule of Investments

July 31, 2004 Vanguard Capital Opportunity Fund	Shares	Market Value (000)
COMMON STOCKS (92.8%)
Auto & Transportation (5.4%)
FedEx Corp.	3,118,000	$ 255,302
Union Pacific Corp.	1,150,000	64,791
* Family Dollar Stores, Inc.	3,000,000	25,290
* Delta Air Lines, Inc.	2,920,000	15,155
* (1)Strattec Security Corp.	220,000	14,080
United Parcel Service, Inc.	150,000	10,794
* Atlantic Coast Airlines Holdings Inc.	2,200,000	8,074
* (1)Midwest Air Group Inc.	1,073,000	3,949

	397,435

Consumer Discretionary (17.1%)
* DirecTV Group, Inc.	11,344,759	183,899
Nordstrom, Inc.	2,930,000	128,627
* VeriSign, Inc.	7,085,000	124,058
TJX Cos., Inc.	3,967,400	93,115
* CarMax, Inc.	4,022,100	83,660
* (1)Men's Wearhouse, Inc.	3,000,000	79,470
* (1)Linens 'n Things, Inc.	2,300,000	61,226
Lowe's Cos., Inc.	1,246,100	60,710
* eBay Inc.	725,000	56,789
Yum! Brands, Inc.	1,269,500	48,736
Robert Half International, Inc.	1,600,000	44,512
Best Buy Co., Inc.	860,000	41,418
* (1)The Dress Barn, Inc.	2,027,500	33,961
Tiffany & Co.	900,800	32,204
* Tommy Hilfiger Corp.	2,000,200	28,003
Sabre Holdings Corp.	1,078,700	27,539
* 99 Cents Only Stores	1,541,400	22,088
* Tetra Tech, Inc.	1,121,875	18,107
* IAC/InterActiveCorp	650,000	17,745
Family Dollar Stores, Inc.	537,300	14,969
Royal Caribbean Cruises, Ltd.	290,500	12,419
Abercrombie & Fitch Co.	300,000	11,064
* Accenture Ltd.	448,600	11,049
* (1)REX Stores Corp.	733,000	9,522
* Weight Watchers International, Inc.	120,000	4,649
Darden Restaurants Inc.	211,410	4,509
Mattel, Inc.	197,000	3,451
* THQ Inc.	125,000	2,381

	1,259,880

Financial Services (2.0%)
First Data Corp.	970,717	43,304
MBIA, Inc.	562,500	30,364
JPMorgan Chase & Co.	528,000	19,710
Capital One Financial Corp.	275,000	19,063
The Chubb Corp.	230,000	15,819
TCF Financial Corp.	115,000	6,946
Cincinnati Financial Corp.	157,500	6,281
Commerce Bancorp, Inc.	65,000	3,272

	144,759

Health Care (17.0%)
* Biogen Idec Inc.	5,935,000	356,100
Pfizer Inc.	4,287,780	137,037
Novartis AG ADR	3,050,000	136,213
* Millipore Corp.	2,005,000	105,643
* (1)Affymetrix, Inc.	3,171,000	85,649
* ICOS Corp.	3,107,500	74,766
* (1)Ligand Pharmaceuticals Inc. Class B	5,220,900	72,101
* Charles River Laboratories, Inc.	1,500,000	67,605
Eli Lilly & Co.	800,000	50,976
Guidant Corp.	900,000	49,788
* Sepracor Inc.	950,000	43,672
* (1)BioMarin Pharmaceutical Inc.	4,670,500	26,715
* Dendreon Corp.	1,561,750	14,384
* Edwards Lifesciences Corp.	386,000	13,576
* XOMA Ltd.	3,500,000	12,740
* Pharmacyclics, Inc.	713,250	5,977

	1,252,942

Integrated Oils (4.1%)
Murphy Oil Corp.	2,000,000	154,680
ConocoPhillips Co.	1,850,000	145,724

	300,404

Other Energy (4.1%)
Pioneer Natural Resources Co.	3,150,000	113,558
Pogo Producing Co.	1,420,000	63,020
Noble Energy, Inc.	1,100,000	60,841
* Varco International, Inc.	1,200,000	29,004
* Hanover Compressor Co.	1,480,000	17,375
* Input/Output, Inc.	1,196,700	11,524
Chesapeake Energy Corp.	600,000	9,210

	304,532

Materials & Processing (3.4%)
Monsanto Co.	4,544,445	164,782
(1)Minerals Technologies, Inc.	1,060,000	59,222
Avery Dennison Corp.	372,000	22,532

	246,536

Producer Durables (6.8%)
(1)Thomas & Betts Corp.	5,450,000	143,335
Pall Corp.	4,499,800	104,260
Tektronix, Inc.	2,557,200	77,739
* ASML Holding (New York)	4,800,000	68,208
* Plantronics, Inc.	1,150,000	44,482
* (1)Mykrolis Corp.	2,126,410	21,264
* CUNO Inc.	314,000	16,535
* Cymer, Inc.	350,000	10,024
W.W. Grainger, Inc.	125,000	6,619
* Ionics, Inc.	200,000	5,408
* Agilent Technologies, Inc.	73,245	1,744

	499,618

Technology (30.4%)
* Research In Motion Ltd.	4,596,000	283,435
* Symantec Corp.	5,070,000	237,073
* Micron Technology, Inc.	12,800,000	173,184
Applera Corp.-Applied Biosystems Group	7,944,700	164,376
* Corning, Inc.	12,449,800	153,879
Microsoft Corp.	4,300,000	122,378
Motorola, Inc.	6,655,500	106,022
* Comverse Technology, Inc.	5,684,750	96,982
* (1)Rambus Inc.	5,205,000	87,288
* (1)Macrovision Corp.	3,670,000	79,419
Hewlett-Packard Co.	3,855,000	77,678
Autodesk, Inc.	1,750,000	70,350
* Nortel Networks Corp.	18,765,100	68,680
Intersil Corp.	3,130,000	57,498
* (1)Emulex Corp.	4,529,400	48,872
* NVIDIA Corp.	2,750,000	42,350
Adobe Systems, Inc.	990,000	41,758
* Trimble Navigation Ltd.	1,500,000	41,655
* Advanced Fibre Communications, Inc.	1,800,000	30,168
* Skyworks Solutions, Inc.	3,600,000	30,168
* Macromedia, Inc.	1,365,000	27,573
* Citrix Systems, Inc.	1,532,700	27,006
* Amphenol Corp.	844,200	26,533
* AMIS Holdings Inc.	1,645,000	24,231
* Coherent, Inc.	720,000	18,947
* McAfee Inc.	1,030,000	18,519
* CIENA Corp.	4,450,000	12,549
* Cognizant Technology Solutions Corp.	429,200	11,824
Texas Instruments, Inc.	550,000	11,732
* Maxtor Corp.	2,010,000	9,407
* Semiconductor Manufacturing International Corp.	820,000	8,889
* (1)Concurrent Computer Corp.	4,831,000	7,923
* Lattice Semiconductor Corp.	1,545,000	7,571
Intel Corp.	235,000	5,729
* (1)The Descartes Systems Group Inc.	4,645,000	5,109
* Intuit, Inc.	125,000	4,680

	2,241,435

Utilities (2.5%)
Sprint Corp.	9,889,700	184,740

TOTAL COMMON STOCKS
(Cost 5,973,571)	6,832,281

PREFERRED STOCK (0.5%)

The News Corp. Ltd. Pfd. ADR
(Cost $33,206)	1,136,012	36,091

TEMPORARY CASH INVESTMENT (10.3%)

Vanguard Market Liquidity Fund, 1.33%**	755,299,018	755,299

TOTAL TEMPORARY CASH INVESTMENT
(Cost $755,299)	755,299

TOTAL INVESTMENTS (103.6%)
(Cost $6,762,076)	7,623,671

OTHER ASSETS AND LIABILITIES-NET (-3.6%)	(266,339)

NET ASSETS (100%)	$ 7,357,332

*Non-income-producing security.
**Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At July 31, 2004, the cost of investment securities for tax purposes was $6,762,076,000. Net unrealized appreciation of investment securities was $861,595,000, consisting of unrealized gains of $1,860,041,000 on securities that had risen in value since their purchase and $998,446,000 in unrealized losses on securities that had fallen in value since their purchase.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of affiliated companies were as follows:

	(000)
		Current Period Transactions
	Oct. 31, 2003 Market Value	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	July 31, 2004 Market Value
Affymetrix, Inc.	$ --	$ 100,900	$ --	$ --	$ 85,649
Biomarin Pharmaceutical Inc.	32,693	--	--	--	26,715
Concurrent Computer Corp.	24,250	--	2,211	--	7,923
The Descartes Systems Group	13,006	--	--	--	5,109
The Dress Barn, Inc.	29,400	--	1,248	--	33,961
Emulex Corp.	--	78,954	--	--	48,872
Ligand Pharmaceutical Class	n/a**	50,349	--	--	72,101
Linens 'N Things, Inc.	67,896	--	--	--	61,226
Macrovision Corp.	n/a**	46,100	--	--	79,419
Men's Wearhouse, Inc.	94,272	--	5,374	--	79,470
Midwest Air Group Inc.	5,172	--	--	--	3,949
Minerals Technologies, Inc.	58,088	--	--	133	59,222
Mykrolis Corp.	31,365	--	--	--	21,264
Rambus Inc.	n/a**	69,233	--	--	87,288
Research In Motion Ltd.	192,741	--	209,722	--	n/a*
REX Stores Corp.	15,208	--	3,303	--	9,522
Strattec Security Corp.	11,660	--	--	--	14,080
Thomas & Betts Corp.	83,660	16,342	--	24	143,335

	$659,411			$157	$839,105

* At July 31, 2004, the security is still held but the issuer is no longer an affiliated company of the fund.
**At October 31, 2003, the issuer was not an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 24, 2004

VANGUARD HORIZON FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 24, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.